Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Depreciation, which includes amortization of assets under capital lease, is generally provided on a straight-line basis over the estimated useful lives generally based on the following categories:

Land improvements	15	to	25	years
Buildings	10	to	25	years
Machinery and equipment	3	to	14	years
Furniture, fixtures and office equipment	1	to	14	years
Surgical instruments			6	years

Credit Risk Assumptions for Derivatives [Table Text Block]
The following assumptions were used in the fair market valuations of the 2017 Notes Hedges and 2017 Notes Conversion Derivative as of December 31, 2013:

	2017 Notes Conversion Derivative	2017 Notes Hedge
Stock Price Volatility (1)	32%	32%
Credit Spread for Wright (2)	2.2%	N/A
Credit Spread for Bank of America, N.A. (3)	N/A	0.6%
Credit Spread for Deutsche Bank AG (3)	N/A	0.6%
Credit Spread for Wells Fargo Securities, LLC (3)	N/A	0.3%

Valuation of Financial Instruments at Fair Value Table
The following table summarizes the valuation of our financial instruments (in thousands):

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2013
Assets
Cash and cash equivalents	$168,534	$168,534	$—	$—
Available-for-sale marketable securities
U.S. agency debt securities	4,998	—	4,998	—
Certificate of deposit	245	—	245	—
Corporate debt securities	5,188	—	5,188	—
U.S. government debt securities	4,117	4,117	—	—
Total available-for-sale marketable securities	14,548	4,117	10,431	—

2017 Notes Hedges	118,000	—	—	118,000

Total	$301,082	$172,651	$10,431	$118,000

Liabilities
2017 Notes Conversion Derivative	$112,000	$—	$—	$112,000
Contingent consideration	6,237	—	—	6,237
Contingent consideration (CVRs)	8,969	$8,969	$—	—
Total	$127,206	$8,969	$—	$118,237

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2012
Assets
Cash and cash equivalents	$320,360	$320,360	$—	$—
Available-for-sale marketable securities
U.S. agency debt securities	2,500	—	2,500	—
Corporate debt securities	2,001	—	2,001	—
Total debt securities	4,501	—	4,501	—
Corporate equity securities	8,145	8,145	$—	—
Total available-for-sale marketable securities	12,646	8,145	4,501	—

2017 Notes Hedges	62,000	$—	$—	62,000
Total	$395,006	$328,505	$4,501	$62,000

Liabilities
2017 Notes Conversion Derivative	$55,000	$—	$—	$55,000
Contingent consideration	983	—	—	983
Total	$55,983	$—	$—	$55,983

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation
The following is a roll forward of our assets and liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3):

	Balance at December 31, 2012	Transfers into Level 3	Gain/(Loss) included in Earnings	Settlements	Currency	Balance at December 31, 2013

2017 Notes Hedges	62,000	—	56,000	—	—	118,000

2017 Notes Conversion Derivative	(55,000)	—	(57,000)	—	—	(112,000)

Contingent Consideration	(983)	(6,396)	(157)	1,491	(191)	(6,236)

Supplemental Cash Flow Information
Supplemental Cash Flow Information. Cash paid for interest and income taxes was as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Interest	$5,904	$4,639	$6,162
Income taxes	$1,634	$4,973	$7,006